Supplemental Information - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 CAD ($) Program	Dec. 31, 2020 CAD ($) Program	Dec. 31, 2019 CAD ($)
Supplemental Information Of Statements Of Operations [Line Items]
Number of subsidies program | Program	2	2
Interest expense on lease liabilities			$ 7,068
Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Employee compensation expense	$ 9,958	$ 23,146	40,536
Lease Liabilities
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities	3,754	6,030
Finance Costs | Lease Liabilities | Discontinued Operations
Supplemental Information Of Statements Of Operations [Line Items]
Interest expense on lease liabilities	$ 2,242	$ 6,083	$ 7,926